Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2020	2019
	$	$

Balance, beginning of year	75,419	117,221
Reclamation spending at continuing operations	(425)	(124)
Reclamation spending at discontinued operations	—	(1,016)
Accretion expense	917	2,459
Change in obligation	28,371	9,790
Obligations sold with Nicaraguan Group (Note 7)	—	(52,911)
Balance, end of year	104,282	75,419